Income Taxes - Summary of Valuation Allowance (Details)	4 Months Ended
Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Increases recorded to income tax provision	$ 63,119
Valuation allowance at end of year	$ (63,119)